Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes
10.        INCOME TAXES

The Company has incurred losses since inception.  As of December 31, 2012, the Company has net operating loss carry-forwards of approximately $51,000,000 that begin to expire in 2016.  The components of the deferred tax assets consist of the following:

	December 31,
	2013	2012
Net operating losses	$17,300,000	$14,700,000
Less: valuation allowance	(17,300,000)	(14,700,000)
Net deferred tax assets	$-	$-

A valuation allowance was established for all the net deferred tax assets because realization is not assured.